CAPITAL APPRECIATION PORTFOLIOS
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1998
--------------------------------------------------------------------------------

                                                                      MID CAP
                                                                     ----------
ASSETS:
Cash .........................................................        $35,626
Receivable for:
 Dividends and interest ......................................          1,175
 Reimbursement from Investment Advisor........................             20
Prepaid expenses .............................................             31
                                                                      -------
     Total assets ............................................         36,852
                                                                      -------
LIABILITIES:
Accrued investment advisory fees .............................          2,650
Accrued administrative service fees ..........................            265
Accrued custody fees .........................................          2,701
Other liabilities ............................................          5,986
                                                                      -------
     Total liabilities .......................................         11,602
                                                                      -------
 NET ASSETS ..................................................        $25,250
                                                                      =======
Net assets represented by:
Paid-in capital ..............................................        $25,000
Undistributed net investment income ..........................            236
Accumulated net realized gain on investments .................             14
                                                                      -------
 NET ASSETS ..................................................        $25,250
                                                                      =======
CAPITAL SHARES:
Authorized ...................................................   Two Billion
Par value ....................................................        $ 0.001
Outstanding ..................................................          2,653
Net asset value, offering and redemption price per share
(net assets divided by shares outstanding) ...................        $  9.52


                                            See Notes to Financial Statements. 1

CAPITAL APPRECIATION PORTFOLIOS
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                                                                    MID CAP
                                                                   YEAR ENDED
                                                                  DECEMBER 31,
                                                                      1998
                                                                  ------------
INVESTMENT INCOME:
Dividends .....................................................    $  47,299
Interest ......................................................       12,270
                                                                   ---------
                                                                      59,569
Foreign taxes withheld on dividends ...........................         (344)
                                                                   ---------
     Total investment income ..................................       59,225
                                                                   ---------
INVESTMENT EXPENSES:
Investment advisory fees ......................................       38,188
Administrative services fees ..................................        6,004
Printing and postage ..........................................        2,975
Custody fees ..................................................        3,672
Transfer agent fees ...........................................        2,160
Audit fees ....................................................       10,584
Directors' fees ...............................................           86
Miscellaneous expenses ........................................           57
                                                                   ---------
Expenses before reimbursement and waiver from Investment
 Advisor ......................................................       63,726
Expense reimbursement and waiver from Investment Advisor ......      (15,125)
                                                                   ---------
     Net expenses .............................................       48,601
                                                                   ---------
Net investment income .........................................       10,624
                                                                   ---------
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments ..............................      230,315
Net change in unrealized gain or loss on investments ..........     (83,008)
                                                                   ---------
Net realized and change in unrealized gain or loss on
 investments...................................................      147,307
                                                                   ---------
Net increase in net assets resulting from operations ..........    $ 157,931
                                                                   ---------

2 See Notes to Financial Statements.

CAPITAL APPRECIATION PORTFOLIOS
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                      MID CAP
                                      ---------------------------------------
                                                              PERIOD FROM
                                                           DECEMBER 17, 1997
                                                            (COMMENCEMENT OF
                                         YEAR ENDED           OPERATIONS)
                                      DECEMBER 31, 1998   TO DECEMBER 31, 1997
                                      -----------------   --------------------
FROM OPERATIONS:
Net investment income...............    $    10,624           $    4,574
Net realized gain on investments....        230,315                2,331
Net change in unrealized gain or
 loss on investments................        (83,008)              83,008
                                        -----------           ----------
 Net increase in net assets
 resulting from operations..........        157,931               89,913
                                        -----------           ----------
DISTRIBUTION TO SHAREHOLDERS:
 From net investment income.........        (11,043)              (6,250)
 From net realized gains on
  investments.......................       (230,301)                  --
                                        -----------           ----------
 Decrease in net assets from
 distributions to shareholders......       (241,344)              (6,250)
                                        -----------           ----------
FROM FUND SHARE TRANSACTIONS:
 Proceeds from shares sold..........             --            5,000,000
 Payments for shares redeemed.......     (4,975,000)                  --
                                        -----------           ----------
 Net increase (decrease) in net
 assets from fund share transactions     (4,975,000)           5,000,000
                                        -----------           ----------
Net change in net assets............     (5,058,413)           5,083,663
NET ASSETS:
Beginning of period.................      5,083,663                   --
                                        -----------           ----------
End of period.......................    $    25,250           $5,083,663
                                        ===========           ==========
End of period net assets includes
 undistributed net investment income    $       236           $       --
                                        ===========           ==========
SHARE TRANSACTIONS:
 Number of shares sold..............             --              500,000
 Number of shares redeemed..........       (497,347)                  --
                                        -----------           ----------
 Net increase (decrease)............       (497,347)             500,000
                                        ===========           ==========

                                            See Notes to Financial Statements. 3

CAPITAL APPRECIATION PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 1998
--------------------------------------------------------------------------------
1. ORGANIZATION

Aetna Variable Portfolios, Inc. (Fund) is registered under the Investment Company Act of 1940 (the Act) as an open-end management investment company. It was incorporated under the laws of Maryland on June 4, 1996. The Articles of Incorporation permit the Company to offer separate portfolios, each of which has its own investment objective, policies and restrictions.

The Fund currently offers eleven portfolios.  This report covers one portfolio:
Aetna Mid Cap VP (the Portfolio).

The following is the Portfolio's investment objective:

   AETNA MID CAP VP (Mid Cap) seeks growth of capital primarily through investment in a diversified portfolio of common stocks and securities convertible into common stocks of companies having medium market capitalizations.

Shares of the Portfolio are currently owned by insurance companies as depositors of separate accounts which are used to fund variable annuity contracts and variable life insurance policies. All shares are currently held by separate accounts of Aetna Life Insurance and Annuity Company (ALIAC) and its subsidiary, Aetna Insurance Company of America.

At December 31, 1998, Aetna was the sole shareholder of the Portfolio. The intention of the Fund is to liquidate the Portfolio. The matter will be addressed with the Board of Directors at their next meeting.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The accompanying financial statements of the Portfolio have been prepared in accordance with generally accepted accounting principles. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect amounts reported therein. Although actual results could differ from these estimates, any such differences are expected to be immaterial to the net assets of the Portfolio.

A. VALUATION OF INVESTMENTS

Investments are stated at market values based upon prices furnished by external pricing sources as reported on national securities exchanges or, for over-the-counter securities, at the mean of the bid and asked prices. Short-term investments maturing in more than sixty days for which market quotations are readily available are valued at current market value. Short-term investments maturing in less than sixty days are valued at amortized cost, which when combined with accrued interest, approximates market value. Securities and fixed income investments for which market quotations are not considered to be readily available are valued using methods approved by the Board of Directors.

B. ILLIQUID AND RESTRICTED SECURITIES

Illiquid securities are securities that are not readily marketable. Disposing of illiquid investments may involve time-consuming negotiation and legal expenses, and it may be difficult or impossible for the Portfolios to sell them promptly at an acceptable price. Restricted securities are those which can only be sold under Rule 144A of the Securities Act of 1933 (1933 Act) or are securities offered pursuant to Section 4(2) of the 1933 Act, and are subject to legal or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Illiquid and restricted securities are valued using market quotations when readily available. In the absence of market quotations, the securities are valued based upon their fair value determined under procedures approved by the Board of Directors. The Portfolio may invest up to 15% of its total assets in illiquid securities. The Portfolio will not pay the costs of disposition of restricted securities other than ordinary brokerage fees, if any.

C. FEDERAL INCOME TAXES

The Portfolio intends to meet the requirements to be taxed as a regulated investment company for the current year. As such, the Portfolio is relieved of federal income taxes by distributing all of its net taxable investment income and capital gains, if any, in compliance with the applicable provisions of the Internal Revenue Code. Futhermore, by distributing substantially all of its net taxable investment income and capital gains during the calendar year, the Portfolio will avoid federal excise taxes in accordance with the applicable provisions of the Internal Revenue Code. Thus, the financial statements contain no provision for federal taxes.

--------------------------------------------------------------------------------

D. DISTRIBUTIONS

Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. In addition, distributions of realized gains from sales of securities held one year or less are taxable to shareholders at ordinary income tax rates rather than preferred capital gain tax rates in accordance with the applicable provisions of the Internal Revenue Code.

E. OTHER

Investment transactions are accounted for on the day following trade date, except same day settlements which are accounted for on the trade date. Interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted or amortized, respectively, using an effective yield method over the life of the security. Dividend income and stock splits are recorded on the ex-dividend date. Realized gains and losses from investment transactions are determined on an identified cost basis.

3. INVESTMENT ADVISORY AND ADMINISTRATIVE SERVICES FEES

The Portfolio pays Aeltus a monthly fee expressed as a percentage of its average daily net assets. Below is the Portfolios' annual Investment Advisory fee, as of December 31, 1998:

                   ADVISORY FEE
                   ------------
Mid Cap              0.75%

Aeltus has served as the Investment Adviser for the Portfolio since May 1, 1998. Prior to May 1, 1998, ALIAC served as Investment Adviser and Aeltus served as Sub-Adviser. As Sub-Adviser, Aeltus supervised the investment and reinvestment of cash and securities and provided certain related administrative services. For the period January 1, 1998 through April 30, 1998, ALIAC collected $13,218 from the Portfolio, of which it paid $8,292 to Aeltus.

Effective May 1, 1998, the Portfolio pays expenses incurred in exchange for services provided by auditors, legal firms, transfer agents, custodian banks and financial printers. The Portfolio pays its proportionate share of compensation paid to the Fund's Board of Directors and its proportionate share of insurance premiums. The Portfolio pays its direct costs incurred to mail shareholder reports, register its shares with the Securities and Exchange Commission and any other costs incurred by the Portfolio. In addition, the Portfolio pays Aeltus an administrative services fee in exchange for receiving certain administrative and shareholder services and to compensate Aeltus for supervising the Portfolios' other service providers. The Portfolio pays Aeltus an administrative services fee at an annual rate based on its average daily net assets. The rate is 0.075% on the first $5 billion in Portfolio assets and 0.050% on all Portfolio assets over $5 billion.

Prior to May 1, 1998, ALIAC acted as Administrator to the Portfolio. As Administrator, ALIAC paid all the expenses of the Portfolio on behalf of the Portfolio, supervised the Portfolios' other service providers and provided the Portfolio with certain administrative and shareholder services. In exchange for these services, ALIAC received an administrative services fee at an annual rate of up to 0.30% of the Portfolio's average daily net assets. For the period January 1, 1998 through April 30, 1998, ALIAC collected $3,525 in administrative services fees from the Portfolio.

Aeltus has entered into a Service Agreement with ALIAC under which ALIAC will provide various administrative and shareholder services for the Portfolio, in exchange for fees payable by Aeltus, of 0.375% of the Portfolios' average daily net assets. For the period May 1, 1998 through December 31, 1998, Aeltus paid ALIAC $12,597.

CAPITAL APPRECIATION PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1998
--------------------------------------------------------------------------------

4. REIMBURSEMENT AND WAIVER FROM INVESTMENT ADVISER

Aeltus is contractually obligated through December 31, 1999 to reimburse the Portfolio for some or all of its operating expenses or to waive fees in order to maintain a certain expense ratio. Reimbursement and waiver arrangements will increase a Portfolio's yield and total return.

5. PURCHASES AND SALES OF INVESTMENT SECURITIES

Purchases and sales of investment securities, excluding short-term investments, for the year ended December 31, 1998 were:

                         COST OF PURCHASES   PROCEEDS FROM SALES
                         -----------------   -------------------
Mid Cap                     $8,869,877           $14,095,644

CAPITAL APPRECIATION PORTFOLIOS
ADDITIONAL INFORMATION
OCTOBER 31, 1998
--------------------------------------------------------------------------------

FEDERAL TAX STATUS OF DIVIDENDS DECLARED DURING THE FISCAL YEAR (UNAUDITED)

In accordance with federal tax authorities, certain portions of the dividends taxable as ordinary income qualify for the corporate dividends received deduction. The following percentages reflect the portions of such dividends paid:

                     Mid Cap                     17.62%


YEAR 2000 (UNAUDITED)

The Portfolios receive services from a number of providers which rely on the effective functioning of their respective systems and the systems of others to perform those services. It is generally recognized that certain systems in use today may not be able to perform their intended functions adequately after 1999 because of the inability of computer systems and software to distinguish the year 2000 from the year 1900. Aeltus is taking steps that it believes are reasonably designed to address this potential "Year 2000" problem and to obtain satisfactory assurances that comparable steps are being taken by each of the Portfolios' other major service providers. There can be no assurance, however, that these steps will be sufficient to avoid any adverse impact on the Portfolios from this problem.

CAPITAL APPRECIATION PORTFOLIOS
FINANCIAL HIGHLIGHT
MID CAP
--------------------------------------------------------------------------------
Selected data for a fund share outstanding throughout each period:


                                                              PERIOD FROM
                                                           DECEMBER 17, 1997
                                            YEAR ENDED      (COMMENCEMENT OF
                                           DECEMBER 31,       OPERATIONS)
                                               1998       TO DECEMBER 31, 1997
                                           ------------   --------------------

Net asset value, beginning of period ....    $ 10.17           $10.00
                                             -------           ------
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income ..................       0.02             0.01+
 Net realized and change in unrealized
 gain or loss on investments ............       0.63             0.17
                                             -------           ------
   Total from investment operations .....       0.65             0.18
                                             -------           ------
LESS DISTRIBUTIONS:
 From net investment income .............      (0.06)           (0.01)
 From net realized gains on investments .      (1.24)              --
                                             -------           ------
   Total distributions ..................      (1.30)           (0.01)
                                             -------           ------
Net asset value, end of period ..........    $  9.52           $10.17
                                             =======           ======

Total return* ...........................       6.88%            1.80%
Net assets, end of period (000's) .......    $    25           $5,084
Ratio of net expenses to average net
 assets..................................       0.95%            0.95%(1)
Ratio of net investment income to average
 net assets .............................       0.21%            2.10%(1)
Ratio of expenses before reimbursement
 and waiver to average net assets .......       1.25%              --
Portfolio turnover rate .................     190.70%            0.95%

(1) Annualized.

*The total return percentage does not reflect any separate account charges under variable annuity contracts and life policies.

+ Per share data calculated using weighted average number of shares outstanding throughout the period.

8 See Notes to Financial Statements.

                          INDEPENDENT AUDITORS' REPORT

The Board of Directors and Shareholders of Variable Portfolios, Inc.:

We have audited the accompanying statement of assets and liabilities of Aetna Mid Cap VP (the Fund), a portfolio of the Aetna Variable Portfolios, Inc., as of December 31, 1998 and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years or periods in the two-year period then ended and financial highlights for the year ended December 31, 1998 and for the period from December 17, 1997 (commencement of operations) to December 31, 1997. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Aetna Mid Cap VP as of December 31, 1998, results of its operations for the year then ended, changes in its net assets for each of the years or periods in the two-year period then ended and financial highlights for the year ended December 31, 1998 and the period from December 17, 1997 (commencement of operations) to December 31, 1997, in conformity with generally accepted accounting principles.

                                               KPMG LLP

Hartford, Connecticut
January 29, 1999

                                                                           9